Contingent Payment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent payable	$ 124	$ 17